August 17, 2011

Securities and Exchange Commission	VIA EDGAR
Washington, D.C. 20549
Re:	Applied Industrial Technologies, Inc. Form 10-K — SEC File No. 1-2299
Dear Sir or Madam:
          Transmitted herewith for filing under the Securities and Exchange Act of 1934, as amended, is Applied’s Form 10-K Annual Report for the fiscal year ended June 30, 2011, together with the exhibits thereto.
          The financial statements in the Report do not reflect any changes from the preceding year in accounting principles or practices, or in the method of applying any such principles or practices.

Cordially,
/s/ Fred D. Bauer
Fred D. Bauer
Vice President-General Counsel & Secretary